Cover	Oct. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2024
Entity File Number	000-56263
Entity Registrant Name	BIO ESSENCE CORP.
Entity Central Index Key	0001723059
Entity Tax Identification Number	94-3349551
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	12 Chrysler, Unit B
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	706-9966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false